Net earnings per share (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	Year Ended March 31,
	2020	2021	2022

Income / (loss) available to common stockholders ($ in thousands)	$398	$1,771	$(2,760)

Basic weighted average common shares outstanding	4,646,966	4,880,422	4,857,187

Basic net earnings / (loss) per share	$0.09	$0.36	$(0.57)

Basic weighted average common shares outstanding	4,646,966	4,880,422	4,857,187
Effect of dilutive securities – Options	169,770	264,838	—

Diluted weighted average common and potential common shares outstanding	4,816,736	5,145,260	4,857,187

Diluted net earnings / (loss) per share	$0.08	$0.34	$(0.57)